Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Interim Statements of Loss and Comprehensive Loss
Sales	$ 2,619,682	$ 41,431
Cost of sales	566,252	43,022
Gross Profit (Loss) before gain on change in fair value of biological assets	2,053,430	(1,591)
Loss on change in fair value of biological assets	1,216,129	(713,135)
Gross Profit (Loss)	3,269,559	(1,591)
Operating expenses
Depreciation and amortization	3,598,323	478
Consulting and professional fees	7,759,824	1,212,422
Personnel expenses	6,593,527	1,184,734
Share-based payment expenses to social development trust	2,124,615
General and administrative expenses	3,369,659	170,926
Total operating expenses	23,445,948	25,685,620
Operating loss	(20,176,389)	(2,570,151)
Other income:
Finance income	886	90
Finance expense	(115,324)	(10,509)
Foreign exchange gain (loss), net	(256,431)	106,813
Gain on bargain purchase	12,760,356
Gain on debt settlement	67,075
Other income	659	54
Change in fair value of financial assets measured at FVTPL	(516,281)
Total other (expense) income:	11,940,940	96,448
Net loss from continuing operations	(8,235,449)	(2,473,703)
Loss from discontinued operations	(3,422,225)	(5,657,494)
Net loss	(11,657,674)	(8,131,197)
Translation adjustment	(1,395,508)	110,042
Comprehensive loss	$ (13,053,182)	$ (8,021,155)
Earnings per share
Loss per share from continuing operations - basic	$ (0.28)	$ (0.15)
Loss per share from continuing operations - diluted	(0.28)	(0.15)
Loss per share - basic	(0.39)	(0.50)
Loss per share - diluted	$ (0.39)	$ (0.50)
Weighted average common shares outstanding - basic	29,930,094	16,223,996
Weighted average common shares outstanding - diluted	29,930,094	16,223,996